SUMMARY OF MATERIAL ACCOUNTING POLICIES INFORMATION - Impact on the consolidated statements of financial position (Details) $ in Millions, Rp in Billions	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2022 IDR (Rp)
SUMMARY OF MATERIAL ACCOUNTING POLICIES INFORMATION
Property and equipment	Rp 163,458	$ 9,801	Rp 168,354	Rp 170,108	Rp 164,496
Total deferred tax assets - net	6,733	404	5,382	5,872
Non-current assets	225,500	13,522	227,917	223,924
Assets	287,280	17,226	291,011	279,552
Retained earnings	122,131	7,324	125,913	121,106
Net equity attributable to owners of the parent company	130,151	7,805	133,602	128,536
Total equity	149,703	8,977	153,860	149,195	143,409
Total Liabilities and Equity	Rp 287,280	$ 17,226	291,011	279,552
As previously reported
SUMMARY OF MATERIAL ACCOUNTING POLICIES INFORMATION
Property and equipment			178,585	178,800
Total deferred tax assets - net			3,437	4,220
Non-current assets			236,203	230,964
Assets			299,297	286,592
Retained earnings			134,199	128,146
Net equity attributable to owners of the parent company			141,888	135,576
Total equity			162,146	156,235	Rp 149,075
Total Liabilities and Equity			299,297	286,592
Adjustments
SUMMARY OF MATERIAL ACCOUNTING POLICIES INFORMATION
Property and equipment			(10,231)	(8,692)
Total deferred tax assets - net			1,945	1,652
Non-current assets			(8,286)	(7,040)
Assets			(8,286)	(7,040)
Retained earnings			(8,286)	(7,040)
Net equity attributable to owners of the parent company			(8,286)	(7,040)
Total equity			(8,286)	(7,040)
Total Liabilities and Equity			Rp (8,286)	Rp (7,040)